Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Small-Mid Cap Opportunities ETF	Nov. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2021
Fidelity Small-Mid Cap Opportunities ETF
Bar Chart Table:
Annual Return 2022	(16.43%)